SUMMARY OF COMMON STOCK OPTIONS ISSUED UNDER OPTION PLANS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding, balance	468,619
Weighted average exercise price outstanding, balance	$ 1.31
Number Outstanding, Options issued	644,000	128,000
Weighted Avg. Exercise Price, Options issued	$ 0.36	$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,112,619	468,619
Weighted average exercise price outstanding, balance	$ 0.76	$ 1.31
2016 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding, balance	468,619	340,619
Weighted average exercise price outstanding, balance	$ 1.75	$ 3.00
Weighted Avg. Remaining Contractual Life (Years) Beginning		3 years 10 months 24 days
Number Outstanding, Options issued		128,000
Weighted Avg. Exercise Price, Options issued		$ 0.50
Weighted Avg. Remaining Contractual Life (Years), Options issued		8 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		468,619
Weighted average exercise price outstanding, balance		$ 1.75
Weighted Avg. Remaining Contractual Life (Years) Ending		5 years 7 months 6 days